LOANS	12 Months Ended
Dec. 31, 2023
Disclosure of loans and receivables [abstract]
LOANS

NOTE 11 – LOANS

11.1          Loan Portfolio by Product

The distribution of the loan portfolio of Grupo Aval by product is shown as follows:

	December 31, 2023		December 31, 2022
General purpose loans	Ps.	73,738,900	Ps.	74,621,729
Payroll loans		32,619,563		33,306,684
Working capital loans		16,413,196		14,631,609
Mortgages		16,294,206		15,488,044
Personal loans		14,232,850		13,425,625
Credit Cards		7,937,759		7,341,533
Automobile and vehicle loans		5,332,355		5,421,073
Loans funded by development banks		4,464,785		4,053,300
Commercial financial leases		11,706,825		10,861,995
Housing leases		2,192,000		2,395,311
Consumer financial leases		15,509		18,491
Overdrafts		585,686		512,504
Interbank & overnight funds		392,607		5,967,743
Microcredit		277,529		267,720
Gross balance of loan portfolio	Ps.	186,203,770	Ps.	188,313,361
Loss allowance loan portfolio (1)		(10,035,715)		(9,197,514)
Net balance of loan portfolio	Ps.	176,168,055	Ps.	179,115,847

(1)   See loss allowance reconciliations from the opening to the closing balance in note 4.1.5.

11.2          Loan portfolio by maturity

The distribution of Grupo Aval´s loan portfolio by contractual maturity period is as follows:

December 31, 2023

	Up to 1		From 1 to		From 3 to		More than
	year		3 years		5 years		5 years		Total
Commercial – Client portfolio	Ps.	57,018,945	Ps.	27,895,921	Ps.	12,044,149	Ps.	10,088,802	Ps.	107,047,817
Consumer		10,679,728		13,325,877		11,496,786		24,497,220		59,999,611
Mortgage		865,216		1,187,222		1,317,412		15,116,356		18,486,206
Microcredit		162,667		108,095		5,266		1,501		277,529
Interbank and overnight funds		392,607		—		—		—		392,607
Total gross loan portfolio	Ps.	69,119,163	Ps.	42,517,115	Ps.	24,863,613	Ps.	49,703,879	Ps.	186,203,770

December 31, 2022

	Up to 1		From 1 to		From 3 to		More than
	year		3 years		5 years		5 years		Total
Commercial – Client portfolio	Ps.	52,035,331	Ps.	29,192,573	Ps.	13,784,223	Ps.	9,762,972	Ps.	104,775,099
Consumer		9,387,125		12,229,155		10,996,682		26,806,482		59,419,444
Mortgage		752,955		1,078,137		1,190,998		14,861,265		17,883,355
Microcredit		155,351		105,603		5,692		1,074		267,720
Interbank and overnight funds		5,967,743		—		—		—		5,967,743
Total gross loan portfolio	Ps.	68,298,505	Ps.	42,605,468	Ps.	25,977,595	Ps.	51,431,793	Ps.	188,313,361

11.3          Interest income by portfolio

The interest income of the loan portfolio of Grupo Aval by portfolio is shown as follows:

	December 31, 2023		December 31, 2022		December 31, 2021(1)
Commercial – Client portfolio	Ps.	14,497,926	Ps.	8,608,592	Ps.	4,698,563
Consumer		9,208,508		7,048,747		5,890,691
Mortgage		1,687,962		1,349,898		1,080,022
Microcredit		71,352		64,582		77,880
Repos, interbank loans portfolio		1,068,367		487,697		134,988
Total interest income	Ps.	26,534,115	Ps.	17,559,516	Ps.	11,882,144
(1)	Comparative information has been re-presented due to a discontinued operation disclosed in Note 1.1.

11.4          Financial Leasing portfolio

As of December 31, 2023, and 2022 the following table shows the reconciliation between gross investment in financial leasing and the present value of minimum payments to be received in these dates:

	December 31, 2023		December 31, 2022
Total gross rent payments receivable	Ps.	29,491,587	Ps.	21,766,425
Less amounts representing running costs (such as taxes, maintenance, insurances, etc.,)		(495)		(544)
Plus, estimated residual amount of assets given for rental (without guarantee)		32,657		36,559
Gross investment in contracts of financial leasing		29,523,749		21,802,440
Less unrealized financial income		(15,609,415)		(8,526,643)
Net investment in contracts of financial leasing	Ps.	13,914,334	Ps.	13,275,797
Loss allowance of net investment in financial leasing	Ps.	(460,528)	Ps.	(678,367)

The detailed information of gross investment and net investment in financial leasing contracts receivable as of December 31, 2023 and 2022 in each period is as follows:

	December 31, 2023
	Gross investment		Net investment
Up to 1 year	Ps.	13,480,780	Ps.	6,398,382
From 1 to 5 years		6,560,824		2,532,708
More than 5 years		9,482,145		4,983,244
Total	Ps.	29,523,749	Ps.	13,914,334

	December 31, 2022
	Gross investment		Net investment
Up to 1 year	Ps.	4,378,980	Ps.	1,962,546
From 1 to 5 years		8,502,594		5,585,560
More than 5 years		8,920,866		5,727,691
Total	Ps.	21,802,440	Ps.	13,275,797

The banks of Grupo Aval grant loans through financial leasing mainly for acquisition of vehicles and computer equipment, generally with terms between 36 and 60 months, with a purchase option at the end of the contract, for acquisition machinery and equipment with terms between 60 to 120 months, with a purchase option, and for housing leasing with terms between 120 to 240 months, transferring the asset at the end of the contract. These leasing contracts are granted at current market interest rates at inception.